Commitments and contingencies (Details)				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020 county state	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019 state county	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Concentration Risk [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Mortgage Receivable [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Number of states in mortgage loans were originated | state															13				14
Number of counties in which loan portfolio concentrated | county															10				10
Concentration risk percentage															46.70%				54.60%

[1]	Predecessor periods are combined as disclosed in Note 1.